Accounts Receivables, Net	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
ACCOUNTS RECEIVABLE, NET [Text Block]
NOTE 5: ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following:

	December 31, 2011	December 31, 2010
Accounts receivable	$33,429	$18,080
Less: Provision for losses on accounts receivables	(1,470)	(978)
Accounts receivable, net	$31,959	$17,102

Changes to the provision for accounts receivables are summarized as follows:

Provision for Losses on Accounts Receivables	Balance at Beginning of Year	Charges to Expenses	Amount Utilized	Acquisition of Subsidiary	Balance at End of Year
Year ended December 31, 2009	$(296)	$(1,351)	$58	$—	$(1,589)
Year ended December 31, 2010	$(1,589)	$(652)	$1,263	$—	$(978)
Year ended December 31, 2011	$(978)	$(492)	$—	$—	$(1,470)

See Note 2(r) for a discussion of credit risk. For the year ended December 31, 2011, three customers accounted for 18.1%, 10.2% and 10.0% of the Company's revenue. For the years ended December 31, 2010 and 2009, one customer accounted for 17.5% and 10.2% of the Company's revenue, respectively.